UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007

Check here if Amendment                 [  ]; Amendment Number:
This Amendment (Check only one.):       [  ]  is a restatement.
                                        [  ]  adds new holdings entries.


Institutional Investment Manager Filing this Report

Name:            ABN AMRO ASSET MANAGEMENT HOLDINGS, INC.
Address:         135 S. LaSalle Street Suite 2300
                 Chicago, IL 60603


13F File Number: 28-07262

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized "to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form "


Person Signing this Report on Behalf of Reporting Manager:

Name:   Heather Birmingham
Title:  Vice President
Phone:  312-884-2366

"Signature, Place, and Date of Signing "


"Heather Birmingham            Chicago, IL            February 12, 2007"

"AAAMH itself does not in fact exercise, and therefore disclaims, investment discretion with respect to any Section 13(f) securities positions over which its operating subsidiaries in fact exercise investment discretion. To the extent, however, that the ownership interest of AAAMH in its operating subsidiaries may nevertheless give rise to a Form 13F filing obligation, the information required by Form 13F is reported herein by AAAMH on behalf of itself and the aforementioned operating subsidiaries. The securities positions of Montag & Caldwell, Inc. ("M&C"), a wholly owned subsidiary of AAAMH which is an institutional investment manager subject to Section 13(f) of the Act, are not reported herein. The securities positions managed by M&C are reported in a Form 13F filed by M&C. AAAMH owns a 50% interest in Veredus Asset Management LLC ("Veredus"), an institutional investment manager subject to Section 13(f) of the Act. The securities positions managed by Veredus are not reported herein, but are reported in a Form 13F filed by Veredus. AAAMH owns a 45% interest in River Road Asset Management LLC (""River Road""), an institutional investment manager subject to 13(f) of the act. The security positions managed by River Road are not reported herein, but are reported in a Form 13F filed by River Road.

Report Type (Check only one.)

[ ] 13F HOLDINGS REPORT

[ ] 13F NOTICE

[x] 13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:

Form 13F File Number            Name
28-00288                        Montag & Caldwell, Inc.
28-04171                        Veredus Asset Management LLC
28-11487                        River Road Asset Management LLC



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934

                             FORM 13F SUMMARY PAGE

                                 Report Summary


 Number of Other Included Managers:          1

 Form 13F Information Table Entry Total:     87

 Form 13F Information Table Value Total:  2,544,686

List of Other Included Managers:

No.     Form 13F File Number            Name
2       28-10069                        ABN AMRO Asset Management, Inc.



                                                                       FORM 13F                                     12/31/07
                                                  REPORTING MANAGER: ABN AMRO Asset Management, Inc.                  Page 1



             ITEM 1             ITEM 2   ITEM 3      ITEM 4        ITEM 5            ITEM 6      ITEM 7            ITEM 8
         NAME OF ISSUER          TITLE   CUSIP        FAIR        SHARES OF        INVEST DISC.  MANA-        VOTING     AUTHORITY
                                  OF     NUMBER     MKT VALUE     PRINCIPAL     SOLE SHAREDOTHER  GERS    SOLE     SHARED       NONE
                                 CLASS               (000's)       AMOUNT        (A)  (B)   (C)           (A)        (B)         (C)
------------------------------------------------------------------------------------------------------------------------------------

 ABBOTT LABORATORIES            Common   00282410        449        8,000 SH      X           2           8,000
 APARTMENT INVT & MNGT CO       Common   03748R10     38,028    1,094,948 SH      X           2         992,750              102,198
 AVALONBAY COMMUNITIES INC      Common   05348410     46,904      498,239 SH      X           2         464,545               33,694
 BRE PROPERTIES-CL A            Common   05564E10     22,134      546,103 SH      X           2         497,853               48,250
 BAKER HUGHES INC               Common   05722410     10,268      126,610 SH      X           2         126,610
 BIOMED REALTY TRUST INC        Common   09063H10     40,883    1,764,495 SH      X           2       1,576,850              187,645
 BOEING CO                      Common   09702310     13,477      154,095 SH      X           2         154,095
 BOSTON PROPERTIES INC          Common   10112110     23,612      257,179 SH      X           2         247,879                9,300
 BROOKFIELD PROPERTIES CORP     Common   11290010     35,202    1,828,700 SH      X           2       1,758,550               70,150
 CIT GROUP INC                  Common   12558110      6,864      285,635 SH      X           2         285,635
 CAMDEN PROPERTY TRUST          Common   13313110     62,966    1,307,700 SH      X           2       1,209,000               98,700
 CARNIVAL CORP                  Common   14365830      9,603      215,855 SH      X           2         215,855
 CISCO SYSTEMS INC              Common   17275R10     15,279      564,435 SH      X           2         564,435
 CLOROX CO                      Common   18905410        417        6,400 SH      X           2           6,400
 COACH INC                      Common   18975410      6,675      218,270 SH      X           2         218,270
 COCA COLA CO                   Common   19121610        522        8,500 SH      X           2           8,500
 CORNING INC.                   Common   21935010     12,158      506,805 SH      X           2         506,805
 CORPORATE OFFICE PROPERTIES    Common   22002T10     11,416      362,400 SH      X           2         327,400               35,000
 COUSINS PROPERTIES INC         Common   22279510     39,269    1,776,864 SH      X           2       1,579,050              197,814
 DCT INDUSTRIAL TRUST INC       Common   23315310     15,685    1,684,700 SH      X           2       1,552,600              132,100
 DELL INC                       Common   24702R10     10,887      444,203 SH      X           2         444,203
 DEVELOPERS DIVERSIFIED REALTY CCommon   25159110    106,508    2,781,605 SH      X           2       2,568,492              213,113
 DIAMONDROCK HOSPITALITY CO     Common   25278430     29,374    1,960,889 SH      X           2       1,823,550              137,339
 DUKE REALTY CORP               Common   26441150     68,228    2,616,104 SH      X           2       2,361,200              254,904
 EMC CORPORATION                Common   26864810     10,650      574,765 SH      X           2         574,765
 ECOLAB INC                     Common   27886510     11,735      229,162 SH      X           2         229,162
 ELECTRONIC ARTS INC            Common   28551210      7,366      126,105 SH      X           2         126,105
 ENTERTAINMENT PROPERTIES TR    Common   29380T10     36,729      781,461 SH      X           2         702,200               79,261
 EQUITY RESIDENTIAL PROPS TR    Common   29476L10     87,851    2,408,850 SH      X           2       2,205,500              203,350
 ESSEX PROPERTY TRUST INC       Common   29717810     32,134      329,618 SH      X           2         317,318               12,300
 EXPRESS SCRIPTS INC-CL A       Common   30218210      8,717      119,415 SH      X           2         119,415
 EXTRA SPACE STORAGE INC        Common   30225T10     28,102    1,966,571 SH      X           2       1,782,400              184,171
 EXXON MOBIL CORP               Common   30231G10     10,170      108,550 SH      X           2         108,550
 FEDERAL REALTY INVS TRUST      Common   31374720     41,961      510,787 SH      X           2         491,687               19,100
 FIRST INDUSTRIAL REALTY TR     Common   32054K10     25,259      730,036 SH      X           2         660,250               69,786
 GENERAL ELECTRIC CO            Common   36960410      8,769      236,552 SH      X           2         236,552
 GENERAL GROWTH PROPERTIES      Common   37002110     97,819    2,375,391 SH      X           2       2,245,787              129,604
 GILEAD SCIENCES INC            Common   37555810     16,530      359,275 SH      X           2         359,275
 GOOGLE INC-CL A                Common   38259P50     17,865       25,836 SH      X           2          25,836
 HCP INC                        Common   40414L10    106,939    3,074,726 SH      X           2       2,770,850              303,876
 HEALTH CARE REIT INC           Common   42217K10     13,720      307,000 SH      X           2         277,200               29,800
 HOST HOTELS & RESORTS INC      Common   44107P10      1,999      117,300 SH      X           2         117,300
 ITT CORP                       Common   45091110      7,033      106,490 SH      X           2         106,490
 ILLINOIS TOOL WORKS INC.       Common   45230810     11,662      217,824 SH      X           2         217,824
 INTEL CORP                     Common   45814010     17,467      655,175 SH      X           2         655,175
 JOHNSON & JOHNSON              Common   47816010        427        6,400 SH      X           2           6,400
 JOHNSON CONTROLS INC.          Common   47836610     10,236      284,025 SH      X           2         284,025
 KILROY REALTY CORP             Common   49427F10     70,327    1,279,607 SH      X           2       1,204,707               74,900
 KIMCO REALTY CORP              Common   49446R10    110,814    3,044,345 SH      X           2       2,837,037              207,308
 KITE REALTY GROUP TRUST        Common   49803T10     43,462    2,846,237 SH      X           2       2,647,716              198,521
 KOHLS CORP                     Common   50025510      9,989      218,098 SH      X           2         218,098
 LASALLE HOTEL PROPERTIES       Common   51794210     16,271      510,064 SH      X           2         462,750               47,314
 LINEAR TECHNOLOGY CORP         Common   53567810      5,945      186,775 SH      X           2         186,775
 MACK-CALI REALTY CORP          Common   55448910     48,886    1,437,818 SH      X           2       1,307,700              130,118
 MAGUIRE PROPERTIES INC         Common   55977510     19,088      647,718 SH      X           2         581,150               66,568
 MEDTRONIC INC                  Common   58505510      8,939      177,828 SH      X           2         177,828
 MERRILL LYNCH & CO             Common   59018810      9,468      176,385 SH      X           2         176,385
 MICROSOFT CORP                 Common   59491810      6,418      180,292 SH      X           2         180,292
 NATIONAL RETAIL PROPERTIES     Common   63741710     90,773    3,882,522 SH      X           2       3,590,050              292,472
 OMNICOM GROUP                  Common   68191910      8,042      169,204 SH      X           2         169,204
 PS BUSINESS PARKS INC/CA       Common   69360J10     27,164      516,915 SH      X           2         473,515               43,400
 PENN REAL ESTATE INVEST TST    Common   70910210     22,818      768,800 SH      X           2         697,250               71,550
 PEPSICO INC.                   Common   71344810      9,229      121,590 SH      X           2         121,590
 PRAXAIR INC.                   Common   74005P10     13,375      150,776 SH      X           2         150,776
 T ROWE PRICE GROUP             Common   74144T10      8,263      135,730 SH      X           2         135,730
 PROCTER & GAMBLE CO            Common   74271810     19,389      264,085 SH      X           2         264,085
 PROLOGIS TRUST                 Common   74341010     99,856    1,575,514 SH      X           2       1,518,314               57,200
 PUBLIC STORAGE                 Common   74460D10     42,422      577,878 SH      X           2         531,014               46,864
 RESMED INC                     Common   76115210     10,727      204,215 SH      X           2         204,215
 ROCKWELL AUTOMATION INC        Common   77390310      8,281      120,085 SH      X           2         120,085
 ROCKY BRANDS INC               Common   77451510        437       71,350 SH      X           2          71,350
 SL GREEN REALTY CORP           Common   78440X10     55,987      599,050 SH      X           2         576,150               22,900
 SCHLUMBERGER LTD               Common   80685710      6,364       64,690 SH      X           2          64,690
 SIMON PROPERTY GROUP INC       Common   82880610    138,311    1,592,340 SH      X           2       1,510,114               82,226
 STARBUCKS CORP                 Common   85524410      6,676      326,140 SH      X           2         326,140
 STATE STREET CORPORATION       Common   85747710     18,955      233,439 SH      X           2         233,439
 TJX COMPANIES INC              Common   87254010     10,241      356,463 SH      X           2         356,463
 TANGER FACTORY OUTLET CENTER   Common   87546510     24,426      647,740 SH      X           2         581,950               65,790
 TAUBMAN CENTERS INC            Common   87666410     38,626      785,236 SH      X           2         755,736               29,500
 TEXAS INSTRUMENTS INC          Common   88250810      8,909      266,749 SH      X           2         266,749
 UDR INC                        Common   90265310     53,556    2,698,039 SH      X           2       2,448,200              249,839
 U-STORE-IT TRUST               Common   91274F10     19,522    2,131,200 SH      X           2       1,949,400              181,800
 VENTAS INC                     Common   92276F10    136,392    3,014,182 SH      X           2       2,766,707              247,475
 VORNADO REALTY TRUST           Common   92904210     45,270      514,721 SH      X           2         496,071               18,650
 WALGREEN CO.                   Common   93142210     12,480      327,718 SH      X           2         327,718
 WASTE MANAGEMENT INC           Common   94106L10      9,952      304,625 SH      X           2         304,625
 ALCON INC                      Common   H0130110     10,685       74,700 SH      X           2          74,700

GRAND TOTAL                                        2,544,686